Debt - Bonds - Additional Information (Detail) In Thousands, unless otherwise specified			1 Months Ended																1 Months Ended		1 Months Ended			1 Months Ended			0 Months Ended						1 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Feb. 29, 2012 Ruble Denominated Bonds [Member] USD ($) Bonds	Feb. 28, 2011 Ruble Denominated Bonds [Member] USD ($) Bonds	Sep. 30, 2010 Ruble Denominated Bonds [Member] USD ($) Bonds	Apr. 30, 2010 Ruble Denominated Bonds [Member] USD ($) Bonds	Mar. 31, 2010 Ruble Denominated Bonds [Member] USD ($) Bonds	Oct. 31, 2009 Ruble Denominated Bonds [Member] USD ($) Bonds	Jul. 30, 2009 Ruble Denominated Bonds [Member] USD ($) Bonds	Jun. 30, 2006 Ruble Denominated Bonds [Member] USD ($) Bonds	Feb. 14, 2012 Ruble Denominated Bonds [Member] RUB	Feb. 22, 2011 Ruble Denominated Bonds [Member] RUB	Sep. 07, 2010 Ruble Denominated Bonds [Member] RUB	Apr. 28, 2010 Ruble Denominated Bonds [Member] RUB	Mar. 16, 2010 Ruble Denominated Bonds [Member] RUB	Oct. 20, 2009 Ruble Denominated Bonds [Member] RUB	Jul. 30, 2009 Ruble Denominated Bonds [Member] RUB	Jun. 21, 2006 Ruble Denominated Bonds [Member] RUB	Oct. 31, 2009 Ruble Denominated Bonds [Member] Obligatory Redemption Date October 9, 2018 [Member] USD ($)	Dec. 31, 2013 Ruble Denominated Bonds [Member] Obligatory Redemption Date August 25, 2020 [Member] USD ($)	Jun. 30, 2011 Ruble Denominated Bonds [Member] Obligatory Redemption Date May 27, 2021 [Member] USD ($) Bonds	Dec. 31, 2013 Ruble Denominated Bonds [Member] Obligatory Redemption Date May 27, 2021 [Member] USD ($)	Jun. 09, 2011 Ruble Denominated Bonds [Member] Obligatory Redemption Date May 27, 2021 [Member] RUB	Jun. 30, 2011 Ruble Denominated Bonds [Member] Obligatory Redemption Date June 1, 2021 [Member] USD ($) Bonds	Dec. 31, 2013 Ruble Denominated Bonds [Member] Obligatory Redemption Date June 1, 2021 [Member] USD ($)	Jun. 14, 2011 Ruble Denominated Bonds [Member] Obligatory Redemption Date June 1, 2021 [Member] RUB	Apr. 30, 2012 Ruble Denominated Bonds [Member] Obligatory Redemption Date April 7, 2015 [Member] USD ($)	Apr. 10, 2012 Ruble Denominated Bonds [Member] Obligatory Redemption Date April 7, 2015 [Member] RUB	Dec. 31, 2013 Ruble Denominated Bonds [Member] Obligatory Redemption Date July 21, 2016 [Member] USD ($)	Dec. 31, 2013 Ruble Denominated Bonds [Member] Demand Repayment on August 21, 2014 [Member] USD ($)	Dec. 31, 2013 Ruble Denominated Bonds [Member] Obligatory Redemption Date February 9, 2021 [Member] USD ($)	Dec. 31, 2013 Ruble Denominated Bonds [Member] Obligatory Redemption Date February 10, 2015 [Member] USD ($)	Feb. 29, 2012 First Coupon [Member] Ruble Denominated Bonds [Member]	Feb. 28, 2011 First Coupon [Member] Ruble Denominated Bonds [Member]	Sep. 30, 2010 First Coupon [Member] Ruble Denominated Bonds [Member]	Apr. 30, 2010 First Coupon [Member] Ruble Denominated Bonds [Member]	Mar. 31, 2010 First Coupon [Member] Ruble Denominated Bonds [Member]	Oct. 31, 2009 First Coupon [Member] Ruble Denominated Bonds [Member]	Jul. 30, 2009 First Coupon [Member] Ruble Denominated Bonds [Member]	Jun. 30, 2006 First Coupon [Member] Ruble Denominated Bonds [Member]	Jun. 30, 2011 First Coupon [Member] Ruble Denominated Bonds [Member] Obligatory Redemption Date May 27, 2021 [Member]	Jun. 30, 2011 First Coupon [Member] Ruble Denominated Bonds [Member] Obligatory Redemption Date June 1, 2021 [Member]	Apr. 30, 2012 First Coupon [Member] Ruble Denominated Bonds [Member] Obligatory Redemption Date April 7, 2015 [Member]	Jun. 30, 2006 Nine and Tenth Coupon [Member] Ruble Denominated Bonds [Member]	Jun. 30, 2006 Eleven to Fourteen Coupon [Member] Ruble Denominated Bonds [Member]	Oct. 31, 2009 Thirteen to Fourteen Coupon [Member] Ruble Denominated Bonds [Member]	Jul. 31, 2009 Thirteen to Sixteen Coupon [Member] Ruble Denominated Bonds [Member]
Debt Instrument [Line Items]
Number of bonds issued			5,000,000	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000											5,000,000			5,000,000
Aggregate principal amount			$ 167,295	$ 342,996	$ 327,042	$ 172,044	$ 170,443	$ 170,327	$ 159,154	$ 184,877	5,000,000	10,000,000	10,000,000	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000			$ 361,210		10,000,000	$ 179,916		5,000,000	$ 506,145	15,000,000
Bonds, par value			100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%											100.00%			100.00%			100.00%
Interest payable in arrears			6 months	6 months	6 months	6 months	6 months	3 months	3 months	6 months											6 months			6 months			6 months
Debt instrument interest rate																																	10.30%	8.30%	10.00%	9.80%	9.80%	12.50%	19.00%	8.40%	8.40%	8.40%	11.30%	8.50%	7.40%	11.30%	11.30%
Bonds interest rate terms			The interest rate for the second to the fourth coupon periods is set as equal to that of the first period	The interest rate for the second to the sixth coupon periods is set as equal to that of the first period	The interest rate for the second to the tenth coupon periods is set as equal to that of the first period	The interest rate for the second to the sixth coupon periods was set as equal to that of the first period	The interest rate for the second to the sixth coupon periods was set as equal to that of the first period	The interest rate for the second to the twelfth coupon periods was set as equal to that of the first period	The interest rate for the second to the twelfth coupon periods is set as equal to that of the first period	The interest rate for the second to the eighth coupon periods was set as equal to that of the first period											The interest rate for the second to the tenth coupon periods is set as equal to that of the first period			The interest rate for the second to the tenth coupon periods is set as equal to that of the first period
Debt obligation redemption date			February 10, 2015	February 9, 2021	August 25, 2020	April 23, 2013	March 17, 2013	April 19, 2013	July 21, 2016	June 12, 2013											May 27, 2021			June 1, 2021			April 24, 2013
Capitalized cost related to issuance of bonds										762
Capitalized cost related to issuance of bonds			573	2,061	808	320	1,453		1,901										697		1,095			487			252
Current debt outstanding	1,484,912	1,436,232																											60,640	91,960
Long-term debt outstanding																				$ 305,538		$ 305,538			$ 152,769						$ 213,578	$ 152,769
Bond redemption date																											The obligatory redemption date was April 7, 2015